Share Option Scheme - Summary of Exercise Prices and Exercise Periods of Share Options Outstanding (Parenthetical) (Details)	Dec. 31, 2021 $ / shares
November 29, 2019 through December 9, 2019 | Genscript Group
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price per share	$ 11.50